3. Loans, TDR (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
TDR Loans
Number of Contracts	180	315
Pre-Modification Outstanding Recorded Investment	$ 28,908	$ 54,660
Post-Modification Outstanding Recorded Investment	23,937	44,133
Construction and land development
TDR Loans
Number of Contracts	11	29
Pre-Modification Outstanding Recorded Investment	10,465	19,762
Post-Modification Outstanding Recorded Investment	6,633	12,840
Single-family residential
TDR Loans
Number of Contracts	33	48
Pre-Modification Outstanding Recorded Investment	3,014	4,684
Post-Modification Outstanding Recorded Investment	4,084	5,244
Single-family residential - Banco de la Gente stated income
TDR Loans
Number of Contracts	122	193
Pre-Modification Outstanding Recorded Investment	13,459	20,857
Post-Modification Outstanding Recorded Investment	12,170	19,602
Commercial Real Estate
TDR Loans
Number of Contracts	4	15
Pre-Modification Outstanding Recorded Investment	1,457	7,200
Post-Modification Outstanding Recorded Investment	682	5,013
Multifamily and Farmland
TDR Loans
Number of Contracts	0	1
Pre-Modification Outstanding Recorded Investment	0	322
Post-Modification Outstanding Recorded Investment	0	209
Total real estate loans
TDR Loans
Number of Contracts	170	286
Pre-Modification Outstanding Recorded Investment	28,395	52,825
Post-Modification Outstanding Recorded Investment	23,569	42,908
Commercial loans (not secured by real estate)
TDR Loans
Number of Contracts	9	21
Pre-Modification Outstanding Recorded Investment	511	1,711
Post-Modification Outstanding Recorded Investment	368	1,083
Consumer loans (not secured by real estate)
TDR Loans
Number of Contracts	1	8
Pre-Modification Outstanding Recorded Investment	2	124
Post-Modification Outstanding Recorded Investment	$ 0	$ 142